Lease liability - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021 GBP (£) Lease	Dec. 31, 2020 GBP (£)
Lease Liabilities [Abstract]
Repayment of principal portion of lease liabilities | £	£ 211,000	£ 450,000
Number of leases | Lease	2
Lease description	Both are on a rolling contract basis with either party being able to end the lease with a cancellation notice period of 11.5 months, thus allowing exemption using the practical expedient, without significant cost.